Summary of Significant Accounting Policies (Details) - Schedule of contract liabilities at the beginning of the reporting period	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Contract Liabilities At The Beginning Of The Reporting Period Abstract
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 7,851,588	$ 1,231,486	¥ 1,908,488	¥ 75,020